Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets, net	$ 337,096	$ 657,207
Operating lease liabilities - current	274,209	284,479
Operating lease liabilities - non-current	70,863	381,054
Total	$ 345,072	$ 665,533